Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth information regarding the Company’s performance and the “Compensation Actually Paid” (“CAP”) to our Named Executive Officers, as calculated in accordance with SEC disclosure rules. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end
and other relevant valuation date stock prices, various accounting valuation assumptions, and projected performance modifiers, as well as the impact of year-to-year
changes in these valuation assumptions. As a result, the total CAP amounts do not reflect actual amounts realized and paid to our NEOs in each year shown, and the Social Responsibility & Compensation Committee did not consider the information provided in the table in structuring or determining compensation for our NEOs. For a discussion of how the Social Responsibility & Compensation Committee assessed Vistra’s performance and our NEOs’ pay each year, see the section titled “Compensation Discussion and Analys is”
in this Proxy Statement and in our proxy statements covering fiscal years 2020 and 2021.

Year (1)	Summary Compensation Table Total (2)		Compensation Actually Paid (3)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based On: (5)		Net Income (Loss) ($ 000,000)	Adjusted EBITDA ($ 000,000) (7)
	PEO 1 James A. Burke ($)	PEO 2 Curtis A. Morgan ($)	PEO 1 James A. Burke ($)	PEO 2 Curtis A. Morgan ($)			Vistra Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (6)

2022	8,559,824	11,852,513	14,390,474	22,523,112	3,372,114	5,415,367	110.73	120.09	(1,227)	2,994

2021	N/A	10,075,626	N/A	4,395,128	3,425,261	1,512,908	105.38	118.24	(1,274)	1,908

2020	N/A	10,875,562	N/A	11,977,950	3,459,668	3,548,942	88.13	100.48	636	3,685

(1)	The Principal Executive Officer(s) (“PEO”) and other NEOs for the indicated years were as follows:

2020	2021	2022

Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO through July 31, 2022)

James A. Burke	James A. Burke	James A. Burke (PEO effective August 1, 2022)

Stephen J. Muscato	Stephen J. Muscato	Kristopher E. Moldovan

Scott A. Hudson	Scott A. Hudson	Stephen J. Muscato

Stephanie Zapata Moore	Stephanie Zapata Moore	Scott A. Hudson

David A. Campbell		Stephanie Zapata Moore

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the indicated year for Mr. Burke and Mr. Morgan, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the indicated year for the Company’s other NEOs.

(3)
Amounts reported in this column reflect the total compensation reported in the Summary Compensation Table for Mr. Burke and Mr. Morgan, as applicable, for the indicated fiscal year, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests and are incorporated as applicable in the table below. The dollar amounts reflected in this column do not reflect the actual amount of compensation earned by or paid to Mr. Burke or Mr. Morgan during the indicated year.

(4)
Amounts reflect the average total compensation for the Company’s NEOs, other than the applicable PEO, for the indicated fiscal year, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests and are incorporated as applicable in the table below. The dollar amounts reflected in this column do not reflect the actual amount of compensation earned by or paid to such NEOs during the indicated year.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Utilities (Sector) Index (S&P Utilities), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. Such peer index was selected in accordance with SEC rules and is not necessarily indicative of the Company’s peer group due to, among other factors, the Company’s exposure to commodities. For a discussion of the Company’s selected peer group used in connection with its executive compensation program, see “Compensation Discussion and Analysis—Corporate Governance Practices—Compensation Determination Process.”

(7)
As noted in the Compensation Discussion and Analysis, the Social Responsibility & Compensation Committee selected Adjusted EBITDA as one of the key metrics for evaluating and rewarding management’s performance in the 2022 annual incentive compensation program (i.e., EAIP). Adjusted EBITDA is defined above under the heading “Setting of Financial and Operational Performance Targets for 2022.” Given the importance of Adjusted EBITDA as discussed further in the Compensation Discussion and Analysis (i.e., if Vistra’s Adjusted EBITDA did not meet the Adjusted EBITDA threshold performance level, the NEOs’ awards under the 2022 EAIP would have been subject to a certain “executive limiter”), the Company has determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022.

Reconciliation of Compensation Actually Paid Adjustments
Compensation Actually Paid Adjustments

YEAR	Summary Compensation Table Total ($) (a)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (c)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (g)	Equals Compensation Actually Paid ($)

PEO 1—James A. Burke

2022	8,559,824	6,061,159	8,935,065	1,904,568	—	1,052,176	—	14,390,474

PEO 2—Curtis A. Morgan

2022	11,852,513	8,646,893	12,426,526	4,247,139	—	2,643,827	—	22,523,112

2021	10,075,626	7,299,997	3,627,694	(1,640,167)	—	(368,029)	—	4,395,128

2020	10,875,562	6,299,983	5,866,165	(1,746,917)	—	3,283,123	—	11,977,950

Average Other NEOs (h)

2022	3,372,114	2,225,203	3,057,987	790,220	—	420,248	—	5,415,367

2021	3,425,261	2,271,217	1,128,669	(677,755)	—	(92,050)	—	1,512,908

2020	3,459,668	1,899,979	1,769,147	(305,995)	—	526,101	—	3,548,942

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.
(b)
Amounts reported with respect to PSUs granted to the Named Executive Officers reflect the fair value of the award at the service inception date based on target performance. Amounts reported with respect to all other equity awards reflect the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. These values include amounts attributable to an adjustment to the 2019 PSUs approved in February 2022 by the Social Responsibility & Compensation Committee. No new awards were issued with respect to the modified 2019 PSUs. See “Compensation Tables—Summary Compensation Table—2022.”

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The Principal Executive Officer(s) (“PEO”) and other NEOs for the indicated years were as follows:

2020	2021	2022

Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO through July 31, 2022)

James A. Burke	James A. Burke	James A. Burke (PEO effective August 1, 2022)

Stephen J. Muscato	Stephen J. Muscato	Kristopher E. Moldovan

Scott A. Hudson	Scott A. Hudson	Stephen J. Muscato

Stephanie Zapata Moore	Stephanie Zapata Moore	Scott A. Hudson

David A. Campbell		Stephanie Zapata Moore

Peer Group Issuers, Footnote [Text Block]	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Utilities (Sector) Index (S&P Utilities), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. Such peer index was selected in accordance with SEC rules and is not necessarily indicative of the Company’s peer group due to, among other factors, the Company’s exposure to commodities. For a discussion of the Company’s selected peer group used in connection with its executive compensation program, see “Compensation Discussion and Analysis—Corporate Governance Practices—Compensation Determination Process.”
PEO Total Compensation Amount	$ 11,852,513	$ 10,075,626	$ 10,875,562
PEO Actually Paid Compensation Amount	$ 22,523,112	4,395,128	11,977,950
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation Actually Paid Adjustments

YEAR	Summary Compensation Table Total ($) (a)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (c)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (g)	Equals Compensation Actually Paid ($)

PEO 1—James A. Burke

2022	8,559,824	6,061,159	8,935,065	1,904,568	—	1,052,176	—	14,390,474

PEO 2—Curtis A. Morgan

2022	11,852,513	8,646,893	12,426,526	4,247,139	—	2,643,827	—	22,523,112

2021	10,075,626	7,299,997	3,627,694	(1,640,167)	—	(368,029)	—	4,395,128

2020	10,875,562	6,299,983	5,866,165	(1,746,917)	—	3,283,123	—	11,977,950

Average Other NEOs (h)

2022	3,372,114	2,225,203	3,057,987	790,220	—	420,248	—	5,415,367

2021	3,425,261	2,271,217	1,128,669	(677,755)	—	(92,050)	—	1,512,908

2020	3,459,668	1,899,979	1,769,147	(305,995)	—	526,101	—	3,548,942

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.
(b)
Amounts reported with respect to PSUs granted to the Named Executive Officers reflect the fair value of the award at the service inception date based on target performance. Amounts reported with respect to all other equity awards reflect the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. These values include amounts attributable to an adjustment to the 2019 PSUs approved in February 2022 by the Social Responsibility & Compensation Committee. No new awards were issued with respect to the modified 2019 PSUs. See “Compensation Tables—Summary Compensation Table—2022.”

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 3,372,114	3,425,261	3,459,668
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,415,367	1,512,908	3,548,942
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation Actually Paid Adjustments

YEAR	Summary Compensation Table Total ($) (a)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (c)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (g)	Equals Compensation Actually Paid ($)

PEO 1—James A. Burke

2022	8,559,824	6,061,159	8,935,065	1,904,568	—	1,052,176	—	14,390,474

PEO 2—Curtis A. Morgan

2022	11,852,513	8,646,893	12,426,526	4,247,139	—	2,643,827	—	22,523,112

2021	10,075,626	7,299,997	3,627,694	(1,640,167)	—	(368,029)	—	4,395,128

2020	10,875,562	6,299,983	5,866,165	(1,746,917)	—	3,283,123	—	11,977,950

Average Other NEOs (h)

2022	3,372,114	2,225,203	3,057,987	790,220	—	420,248	—	5,415,367

2021	3,425,261	2,271,217	1,128,669	(677,755)	—	(92,050)	—	1,512,908

2020	3,459,668	1,899,979	1,769,147	(305,995)	—	526,101	—	3,548,942

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.
(b)
Amounts reported with respect to PSUs granted to the Named Executive Officers reflect the fair value of the award at the service inception date based on target performance. Amounts reported with respect to all other equity awards reflect the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. These values include amounts attributable to an adjustment to the 2019 PSUs approved in February 2022 by the Social Responsibility & Compensation Committee. No new awards were issued with respect to the modified 2019 PSUs. See “Compensation Tables—Summary Compensation Table—2022.”

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link Compensation Actually Paid to the NEOs for 2022. Please see the Compensation Discussion and Analysis for a further description of the metrics used in the Company’s executive compensation program.

•	Adjusted EBITDA

•	Adjusted FCFbG per share

•	Total Cost ($s)

•	Safety Index (% achieved across a number of safety measures, included as part of our Generation Operating Index)

Total Shareholder Return Amount	$ 110.73	105.38	88.13
Peer Group Total Shareholder Return Amount	120.09	118.24	100.48
Net Income (Loss)	$ (1,227,000,000)	$ (1,274,000,000)	$ 636,000,000
Company Selected Measure Amount	2,994,000,000	1,908,000,000	3,685,000,000
PEO Name	Mr. Burke and Mr. Morgan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FCFbG per share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Cost ($s)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety Index (% achieved across a number of safety measures, included as part of our Generation Operating Index)
Curtis A. Morgan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,852,513	$ 10,075,626	$ 10,875,562
PEO Actually Paid Compensation Amount	22,523,112	4,395,128	11,977,950
James A. Burke [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	8,559,824
PEO Actually Paid Compensation Amount	14,390,474
PEO [Member] | Curtis A. Morgan [Member] | Fair Value Of Stock And Option Awards Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,646,893	7,299,997	6,299,983
PEO [Member] | Curtis A. Morgan [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,426,526	3,627,694	5,866,165
PEO [Member] | Curtis A. Morgan [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,247,139	(1,640,167)	(1,746,917)
PEO [Member] | Curtis A. Morgan [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,643,827	(368,029)	3,283,123
PEO [Member] | James A. Burke [Member] | Fair Value Of Stock And Option Awards Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,061,159
PEO [Member] | James A. Burke [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,935,065
PEO [Member] | James A. Burke [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,904,568
PEO [Member] | James A. Burke [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,052,176
Non-PEO NEO [Member] | Fair Value Of Stock And Option Awards Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,225,203	2,271,217	1,899,979
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,057,987	1,128,669	1,769,147
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	790,220	(677,755)	(305,995)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 420,248	$ (92,050)	$ 526,101